Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Parenthetical) - Fubo TV Pre-Merger [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Series E Convertible Preferred Stock [Member]
Issuance costs	$ 352	$ 254
Series D Convertible Preferred Stock [Member]
Issuance costs			$ 254